Information on Subsidiaries (Tables)	12 Months Ended
Oct. 31, 2025
Information on Subsidiaries [Abstract]
List of the Directly or Indirectly Held Significant Subsidiaries
The following is a list of the directly or indirectly

held significant subsidiaries.
SIGNIFICANT SUBSIDIARIES 1
(millions of Canadian dollars) October 31, 2025
Address of Head Carrying value of shares
North America or Principal Office
2
owned by the Bank
3
Meloche Monnex Inc. Montreal, Québec $ 3,202
Security National Insurance Company Montreal, Québec
Primmum Insurance Company Toronto, Ontario
TD Direct Insurance Inc. Toronto, Ontario
TD General Insurance Company Toronto, Ontario
TD Home and Auto Insurance Company Toronto, Ontario
TD Wealth Holdings Canada Limited Toronto, Ontario 12,683
TD Asset Management Inc. Toronto, Ontario
GMI Servicing Inc. Winnipeg, Manitoba
TD Waterhouse Private Investment Counsel Inc. Toronto, Ontario
TD Waterhouse Canada Inc. Toronto, Ontario
TD Auto Finance (Canada) Inc. Toronto, Ontario 4,542
TD Group US Holdings LLC Wilmington, Delaware 75,699
Toronto Dominion Holdings (U.S.A.), Inc. New York, New York
Cowen Inc. New York, New York
Cowen Structured Holdings LLC New York, New York
Cowen Structured Holdings Inc. New York, New York
TD Arranged Services LLC New York, New York
RCG LV Pearl, LLC New York, New York
Cowen Financial Products LLC New York, New York
Cowen Holdings, Inc. New York, New York
Cowen CV Acquisition LLC New York, New York
Cowen Execution Holdco LLC New York, New York
Westminster Research Associates LLC New York, New York
RCG Insurance Company New York, New York
TD Prime Services LLC New York, New York
TD Financial Products LLC Chicago, Illinois
TD Securities (USA) LLC New York, New York
Toronto Dominion (Texas) LLC New York, New York
Toronto Dominion (New York) LLC New York, New York
Toronto Dominion Investments LLC New York, New York
TD Bank US Holding Company Cherry Hill, New Jersey
Epoch Investment Partners, Inc. New York, New York
TD Bank USA, National Association Cherry Hill, New Jersey
TD Bank, National Association Cherry Hill, New Jersey
TD Equipment Finance, Inc. Mt. Laurel, New Jersey
TD Private Client Wealth LLC New York, New York
TD Public Finance LLC New York, New York
TD Wealth Management Services Inc. Mt. Laurel, New Jersey
TD Investment Services Inc. Toronto, Ontario 68
TD Life Insurance Company Toronto, Ontario 180
TD Mortgage Corporation Toronto, Ontario 14,052
TD Pacific Mortgage Corporation Vancouver, British Columbia
The Canada Trust Company Toronto, Ontario
TD Securities Inc. Toronto, Ontario 3,589
TD Vermillion Holdings Limited Toronto, Ontario 24,279
TD Reinsurance (Barbados) Inc. St. James, Barbados
International
Ramius Enterprise Luxembourg Holdco S.à.r.l. Luxembourg, Luxembourg 49
Cowen Reinsurance S.A. Luxembourg, Luxembourg
TD Ireland Unlimited Company Dublin, Ireland 2,973
TD Global Finance Unlimited Company Dublin, Ireland
TD Securities (Japan) Co. Ltd. Tokyo, Japan 12
Toronto Dominion Australia Limited Sydney, Australia 107
TD Bank Europe Limited London, England 1,420
Toronto Dominion International Pte. Ltd. Singapore, Singapore 10,701
TD Execution Services Limited London, England
Toronto Dominion (South East Asia) Limited Singapore, Singapore 1,813
1

Unless otherwise noted, The Toronto-Dominion Bank, either directly or through its subsidiaries, owns
100 % of the entity and/or 100 % of any issued and outstanding voting securities and non-voting securities of the entities listed.
2

Each subsidiary is incorporated or organized in the country in which its head or principal office is located.
3

Carrying amounts are prepared for purposes of meeting the disclosure requirements of Section 308 (3)(a)(ii) of the
Bank Act (Canada) . Intercompany transactions may be included herein which are eliminated for consolidated financial reporting purposes.